Commitments and Contingencies	9 Months Ended
Sep. 30, 2016
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

9. Commitments and Contingencies

We lease approximately 52,000 square feet of office space in Seattle, Washington for our corporate headquarters under a lease that expires in January 2026 with the option to renew for two five year terms. The terms of the lease provide for rental payments on a graduated scale, include an option to lease additional office space in the future and provide the right to terminate this lease beginning in December 2022, subject to the payment of certain early termination fees. We received landlord incentives totaling $4.7 million which we recorded as deferred rent obligations and are amortizing as a reduction in rental expense over the remaining term of the lease. In March 2016 (unaudited), we amended our lease agreement to increase the approximate square feet to 70,000, extend the expiration to December 2026 with the option to renew for two five year terms, provide the right to terminate this lease beginning in December 2021, and receive additional landlord incentives totaling $2.1 million.

We lease approximately 11,000 square feet of space in Seattle for a design laboratory under an operating lease that expires in October 2018 with an option to renew for an additional one or three year term. The terms of the lease provide for rental payments on a graduated scale and the right to terminate this lease early, beginning in December 2015, subject to the payment of certain early termination fees. We received landlord incentives of $108,000 and have used $95,000. We recorded these incentives as deferred rent obligations and are amortizing them as a reduction in rental expense over the term of the lease.

We recognize rent expense on a straight-line basis over the lease period. Total rent expense under operating leases was $828,000 and $1.1 million for the years ended December 31, 2014 and 2015, respectively. Total rent expense under operating leases was $490,000 and $2.1 million for the nine months ended September 30, 2015 and 2016 (unaudited), respectively.

We lease a portion of our property and equipment under capital leases, which include options allowing us to purchase the equipment at the end of the lease term.

Future minimum lease payments under operating and capital leases as of December 31, 2015 were as follows:

	OPERATING	CAPITAL
	(in thousands)
2016	$2,312	$1,466
2017	2,299	1,214
2018	2,327	921
2019	2,529	483
2020	2,602	241
Thereafter	14,169	—
Total minimum lease payments	$26,238	$4,325
Less: Portion representing interest		(609)
Present value of capital lease obligations		3,716
Less: Current portion of capital lease obligations		(1,190)
Capital lease obligations net of current portion		$2,526

Future minimum lease payments under operating and capital leases as of September 30, 2016 were as follows:

	OPERATING	CAPITAL
	(in thousands)
	(unaudited)
2016	$692	$339
2017	3,101	1,275
2018	3,035	982
2019	2,907	519
2020	2,990	259
Thereafter	19,715	2
Total minimum lease payments	$32,440	$3,376
Less: Portion representing interest		(431)
Present value of capital lease obligations		2,945
Less: Current portion of capital lease obligations		(1,103)
Capital lease obligations net of current portion		$1,842

In the normal course of business, we periodically enter into agreements that require us to indemnify either major customers or suppliers for specific risks. While our maximum exposure under these indemnification provisions cannot be estimated, these indemnifications are not expected to have a material impact on our consolidated results of operations or financial condition.

Obligations with Third-Party Manufacturers

We manufacture products with a third-party manufacturer under recurring one year agreements. We are committed to purchase $7.9 million and $16.5 million (unaudited) of inventory as of December 31, 2015 and September 30, 2016, respectively.

Letters of Credit

As of December 31, 2015, we had a letter of credit in the amount of $1.7 million in connection with our headquarter facility lease. As of September 30, 2016 (unaudited), we had no letters of credit outstanding. The letters of credit are not collateralized by cash and mature at various dates through February 2027.